Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary Of Company's Assets And Liabilities That Are Measured At Fair Value
The following table presents information about the Company’s assets and liabilities that are measured at fair value at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2024	December 31, 2023
Assets:
Investments held to Maturity	1	$100,632	108,610
Investments held in Trust Account	1	$8,493,268	$17,591,536
Liabilities:
Warrant liability - Private Placement Warrants (12,000,000)	3	$120,000	$480,000
Warrant liability - Public Warrants (11,500,000)	1	$115,000	$460,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	December 31, 2022
Assets:
Investments Held for Trading	1	$108,610	—
Investments held in Trust Account	1	$17,591,536	$237,373,538
Liabilities:
Warrant liability - Private Placement Warrants	3	$480,000	$1,200,000
Warrant liability - Public Warrants	1	$460,000	$1,150,000

Summary Of The Changes In The Fair Value Of The Company's Financial Instruments That Are Measured At Fair Value On A Recurring Basis
The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:

	Private Placement Warrants	Public Warrants	Total
Fair value at December 31, 2023	$480,000	$460,000	$940,000
Change in fair value	(360,000)	(345,000)	(705,000)

Fair value at September 30, 2024	$120,000	$115,000	$235,000

The following table provides a summary of the changes in the fair
value of the Company’s financial instruments that are measured at fair v al
ue on a recurring basis:

	Private Placement Warrants	Public Warrants	Total
Fair value at December 31, 2021	$7,320,000	$6,670,000	$13,990,000
Change in fair value	(6,120,000)	(5,520,000)	(11,640,000)

Fair value at December 31, 2022	$1,200,000	$1,150,000	$2,350,000

Change in fair value	(720,000)	(690,000)	(1,410,000)

Fair value at December 31, 2023	$480,000	$460,000	$940,000

Summary Of Fair Value Of The Derivative Feature Of The Warrants Was Calculated Using The Following Range Of Weighted Average Assumptions
As of September 30, 2024 and December 31, 2023, the fair value of the derivative feature of the Warrants was calculated using the following range of weighted average assumptions

	September 30, 2024	December 31, 2023
Risk-free interest rate	3.58%	3.84%
Expected volatility of underlying shares	2.00%	2.00%
Dividend yield	0.00%	0.00%
Probability of business combination	0.75%	2.75%

As of December 31, 2023 and 2022, the fair value of the derivative feature of the Warrants was calculated using the following range of weighted average assumptions:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.84%	3.99%
Expected volatility of underlying shares	2.00%	2.00%
Dividend yield	0.00%	0.00%
Probability of business combinatio	2.75%	12.00%

Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary Of The Changes In The Fair Value Of The Company's Financial Instruments That Are Measured At Fair Value On A Recurring Basis

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and nine months ended September 30, 2024:

Fair Value Measurement Using Level 3 Inputs Total
Balance, fair value at June 30, 2024	$240,000
Change in fair value of derivative warrant liabilities	(120,000)

Balance, fair value at September 30, 2024	$120,000

Fair Value Measurement Using Level 3 Inputs Total
Balance, fair value at December 31, 2023	$480,000
Change in fair value of derivative warrant liabilities	(360,000)

Balance, fair value at September 30, 2024	$120,000

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and years ended December 31, 2023 and 2022:

Fair Value Measurement Using Level 3 Inputs Total
Balance, fair value at December 31, 2021	$7,320,000
Change in fair value of derivative warrant liabilities	(6,120,000)

Balance, fair value at December 31, 2022	$1,200,000

Fair Value Measurement Using Level 3 Inputs Total
Balance, fair value at December 31, 2022	$1,200,000
Change in fair value of derivative warrant liabilities	(720,000)

Balance, fair value at December 31, 2023	$480,000